Shareholders’ Equity (Deficit) (Details) - Schedule of nonvested options issued - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of nonvested options issued [Abstract]
Nonvested options outstanding at beginning of period, Shares	858,750	1,044,375	1,044,375	1,636,250
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 0.23	$ 0.21	$ 0.21	$ 0.22
Granted, Shares	157,454	87,500	580,000	60,000
Weighted Average Grant Date Fair Value, Granted	$ 0.19	$ 0.11	$ 0.25	$ 0.07
Vested, Shares			(707,500)	(491,875)
Weighted Average Grant Date Fair Value, Vested	0.12	0.12	$ (0.22)	$ (0.21)
Forfeited, Shares			(58,125)	(160,000)
Weighted Average Grant Date Fair Value, Forfeited			$ (0.14)	$ (0.21)
Nonvested at end of period, Shares			858,750	1,044,375
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 0.22	$ 0.22	$ 0.23	$ 0.21